SCHEDULE OF DEPRECIATION ESTIMATED USEFUL LIVES (Details)	Sep. 30, 2024	Dec. 31, 2023
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years	20 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years